Intangible Assets and Goodwill (Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 53	$ 53
Accumulated Amortization	47	49
Completed Technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	24	24
Accumulated Amortization	24	24
Patents
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	8	3
Accumulated Amortization	3	3
Customer-related
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	6	6
Accumulated Amortization	6	6
Other Intangibles
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	15	20
Accumulated Amortization	$ 14	$ 16